Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	$ 208,084	$ 254,178	$ 168
Corporate Reorganization	0
Purchases / Contributions / Sales		133,135	261,383
Cash Dividends	(7,087)	(225)	(168)
Profit Sharing in income (loss) for the Year	87,560	(179,004)	(7,205)
Ending balance	288,557	208,084	254,178
Galicia Holdings US Inc.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	135	176	168
Corporate Reorganization	0
Purchases / Contributions / Sales		0	0
Cash Dividends	0	(225)	(168)
Profit Sharing in income (loss) for the Year	320	184	176
Ending balance	455	135	176
Seguros Galicia S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	88,101	254,002	0
Corporate Reorganization	0
Purchases / Contributions / Sales		0	261,383
Cash Dividends	0	0	0
Profit Sharing in income (loss) for the Year	91,666	(165,901)	(7,381)
Ending balance	179,767	88,101	254,002
Banco GGAL S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	119,848	0
Corporate Reorganization	(119,848)
Purchases / Contributions / Sales		133,135
Cash Dividends	0	0
Profit Sharing in income (loss) for the Year	0	(13,287)
Ending balance	0	119,848	$ 0
Banco de Galicia y Buenos Aires S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance
Corporate Reorganization	119,848
Cash Dividends	(7,087)
Profit Sharing in income (loss) for the Year	(4,426)
Ending balance	$ 108,335